Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
August 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 85.3%
	Australia – 1.8%
156,912	Transurban Group (b)	$1,348,159
	Canada – 20.0%
112,315	Enbridge, Inc. (b)	3,943,327
199,939	Gibson Energy, Inc. (b)	3,006,780
110,886	Hydro One Ltd. (b) (c) (d)	2,882,117
46,450	Pembina Pipeline Corp. (b)	1,443,828
94,560	TC Energy Corp. (b)	3,415,133
		14,691,185
	Hong Kong – 7.0%
653,500	CLP Holdings, Ltd. (b)	5,124,771
	Italy – 13.8%
220,601	Enav S.p.A. (b) (c) (d)	890,813
352,111	Enel S.p.A. (b)	2,371,050
809,284	Snam S.p.A. (b)	4,180,634
324,186	Terna-Rete Elettrica Nazionale S.p.A. (b)	2,678,667
		10,121,164
	Japan – 2.2%
37,000	West Japan Railway Co. (b)	1,603,134
	United Kingdom – 26.3%
472,954	National Grid PLC (b)	5,932,666
398,650	Pennon Group PLC (b)	3,257,313
136,302	Severn Trent PLC (b)	4,144,017
96,727	SSE PLC (b)	1,993,012
328,214	United Utilities Group PLC (b)	3,937,451
		19,264,459
	United States – 14.2%
57,313	Eversource Energy (b)	3,657,716
145,974	Kinder Morgan, Inc. (b)	2,513,672
60,106	Sempra (b)	4,220,643
		10,392,031
	Total Common Stocks	62,544,903
	(Cost $68,004,434)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.1%
	United States – 4.1%
29,843	Crown Castle, Inc.	2,999,222
	(Cost $3,237,673)

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 2.3%
	United States – 2.3%
63,048	Enterprise Products Partners, L.P. (b)	1,677,707
	(Cost $981,597)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 37.7%
	Canada – 0.3%
$247,500	Air Canada, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	9.13%	08/11/28	248,096
	Cayman Islands – 1.3%
475,000	AAdvantage Loyalty IP Ltd., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.75% Floor	10.34%	04/20/28	493,964
425,000	SkyMiles IP Ltd., Initial Term Loan, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.08%	10/20/27	442,559
				936,523
	Ireland – 1.2%
567,776	Castlelake Aviation One DAC, Initial Term Loans, 3 Mo. LIBOR + 2.75%, 0.50% Floor	8.30%	10/22/26	567,933
300,000	Setanta Aircraft Leasing DAC, Term Loan, 3 Mo. LIBOR + 2.00%, 0.50% Floor	7.54%	11/05/28	300,375
				868,308
	Luxembourg – 2.7%
1,972,212	Connect Finco SARL, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 1.00% Floor	8.82%	12/11/26	1,970,831
	United States – 32.2%
452,759	Calpine Construction Finance Co., L.P. Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.57%	07/19/30	450,253
429,330	Calpine Corp., Term Loan B5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.95%	12/16/27	429,383
670,061	Calpine Corp., Term Loan B9, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.45%	04/05/26	670,298
2,093,405	Charter Communications Operating LLC, Term Loan B2, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.08%-7.12%	02/01/27	2,086,612
372,093	Covanta Holding Corp, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.31%	11/30/28	372,714
27,907	Covanta Holding Corp, Term Loan C, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.31%	11/30/28	27,954
198,969	CSC Holdings LLC, Term Loan B5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.93%	04/15/27	180,316
788,593	CSC Holdings LLC, Term Loan B6, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.81%	01/18/28	744,893
639,937	Cumulus Media New Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.23%	03/31/26	515,150
1,053,125	Directv Financing LLC, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	10.45%	08/02/27	1,042,415
1,441,812	Frontier Communications Holdings LLC, Term Loan B-Exit, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.20%	10/08/27	1,407,764
500,000	Generation Bridge Northeast LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	9.56%	08/07/29	500,625
1,606,435	Hamilton Projects Acquiror LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	9.95%	06/17/27	1,595,560

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$329,004	Lackawanna Energy Center LLC, Term Loan B2, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	10.32%	08/04/29	$322,150
70,996	Lackawanna Energy Center LLC, Term Loan C, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	10.32%	08/04/29	69,516
1,000,000	Mileage Plus Holdings LLC, Term Loan B, 3 Mo. LIBOR + 5.25%, 1.00% Floor	10.76%	06/21/27	1,043,750
748,087	Northwest Fiber LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.18%	04/30/27	729,538
985,000	Olympus Water US Holding Corp., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.25%	11/09/28	973,613
1,876,602	Parkway Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.75% Floor	10.20%	02/18/29	1,867,050
247,401	Parkway Generation LLC, Term Loan C, 1 Mo. CME Term SOFR + 4.75%, 0.75% Floor	10.20%	02/18/29	246,142
2,217,002	PG&E Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	06/23/25	2,218,698
1,353,075	Standard Industries Inc./NJ, Initial Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.93%	09/22/28	1,356,316
1,485,000	Terraform Power Operating, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.74%	05/21/29	1,474,330
395,934	United Airlines, Inc., Class B Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	9.29%	04/21/28	397,567
2,478,722	Viasat, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.50% Floor	9.83%	03/04/29	2,431,316
492,979	Vistra Operations Co., LLC, 2018 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	12/31/25	493,107
				23,647,030
	Total Senior Floating-Rate Loan Interests			27,670,788
	(Cost $27,626,710)

Total Investments – 129.4%	94,892,620
(Cost $99,850,414)
Outstanding Loan – (37.6)%	(27,550,000)
Net Other Assets and Liabilities – 8.2%	5,962,481
Net Assets – 100.0%	$73,305,101

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral on the outstanding loan. At August 31, 2023, the segregated value of these securities amounts to $64,222,610.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	Chicago Mercantile Exchange
CSA	Credit Spread Adjustment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency Exposure Diversification	% of Total Investments
United States Dollar	45.0%
British Pound Sterling	20.3
Canadian Dollar	15.5
Euro	10.7
Hong Kong Dollar	5.4
Japanese Yen	1.7
Australian Dollar	1.4
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2023 is as follows:
	Total Value at 8/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 62,544,903	$ 62,544,903	$ —	$ —
Real Estate Investment Trusts*	2,999,222	2,999,222	—	—
Master Limited Partnerships*	1,677,707	1,677,707	—	—
Senior Floating-Rate Loan Interests*	27,670,788	—	27,670,788	—
Total Investments	$ 94,892,620	$ 67,221,832	$ 27,670,788	$—

*	See Portfolio of Investments for country breakout.